                                                       1933 Act File No. 2-66437
                                                      1940 Act File No. 811-2993

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.
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    Post-Effective Amendment No.   43   ....................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No.   36  ....................................        X
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                         EDWARD JONES MONEY MARKET FUND

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on _____________, pursuant to paragraph (b)
 __ 60 days after filing pursuant to paragraph (a) (i)
 __ on _____________, pursuant to paragraph (a) (i).
 __ 75 days after filing pursuant to paragraph (a)(ii)
 __ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky
2101 L Street, N.W.
Washington, D.C. 20037

EdwardJones

Edward Jones Money Market Fund

PROSPECTUS

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April 30, 2005

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INVESTMENT SHARES
RETIREMENT SHARES

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A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short - term U.S. Treasury and government agency securities. Shares of the Fund are sold exclusively to customers of Edward D. Jones & Co., L.P. (Edward Jones), which has an equity interest in the investment adviser to the fund.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Serving Individual Investors Since 1871

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 6

How is the Fund Sold? 7

How to Purchase Shares 7

How to Redeem and Exchange Shares 8

Account and Share Information 10

Who Manages the Fund? 12

Legal Proceedings 13

Financial Information 16

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans, or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund's Investment Shares have maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

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The Fund's Investment Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon NAV.

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The Fund's Investment Shares total return for the three-month period from January 1, 2005 to March 31, 2005 was 0. 41%.

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Within the period shown in the bar chart, the Fund's Investment Shares highest quarterly return was 1.45% (quarters ended September 30, 2000 and December 31, 2000). Its lowest quarterly return was 0.06% (quarters ended September 30, 2003 and December 31, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2004.

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	1 Year	5 Years	10 Years	Start of Performance [1]
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Investment Shares	 0.55%	 2.17%	 3.43%	 5.86%
Retirement Shares	 0.24%	N/A	N/A	 0.62%

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1 The Fund's Investment and Retirement Shares start of performance dates were May 12, 1980 and May 21, 2001, respectively.

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The Fund's Investment Shares 7-Day Net Yield as of December 31, 2004 was 1. 43%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

EDWARD JONES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares or Retirement Shares.

Shareholder Fees	Investment Shares	Retirement Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.41%	0.41%
Distribution (12b-1) Fee	None	None
Shareholder Services Fee	0.25%	0.25%
Other Expenses [3]	0.20%	0.63%
Total Annual Fund Operating Expenses	0.86%	1.29%

1 The percentages shown are based on expenses anticipated for the entire fiscal year ending February 28, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator and transfer agent expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending February 28, 2006.
Total Waivers of Fund Expenses	0.00% [4]	0.02%
Total Actual Annual Fund Operating Expenses (after waivers) [5]	0.86%	1.27%
2 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million in average daily net assets, and 0.400% of the average daily net assets in excess of $2 billion.
3 The administrator and transfer agent expect to voluntarily waive a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund's Retirement Shares (after the anticipated voluntary waivers) is expected to be 0.61% for the fiscal year ending February 28, 2006.
4 Represents less than 0.01%.
5 The Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Investment Shares and Retirement Shares were 0.83% and 1.19%, respectively, for the fiscal year ended February 28, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Investment Shares and Retirement Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Investment Shares and Retirement Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares and Retirement Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Investment Shares 	$ 88	$274	$477	$1,061
Retirement Shares 	$ 131	$ 409	$ 708	$1, 556

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

T he Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rate s.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the principal types of fixed-income securities in which the Fund may invest :

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U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

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Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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THE EDWARD JONES CFO ACCOUNTS

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This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As a Complete Financial Organization (CFO) account subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. CFO Accounts also permit daily, automatic redemption of Fund Shares to satisfy debit balances in your Brokerage Accounts.

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How is the Fund Sold?

The Fund offers two Share classes: Investment Shares and Retirement Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus exclusively through Edward Jones to its customers. The Fund is sold largely as a "sweep" investment for otherwise uninvested cash in customers' brokerage accounts.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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How to Purchase Shares

You may purchase Shares by check or wire. Fund Shares purchased before 2:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

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When payment is made by check, the order is considered received after the check is converted into federal funds by Edward Jones & Co. This is normally within three business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward Jones & Co. (third-party checks) are not accepted.

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When payment is made by wire with federal funds, the order is considered received within two business days. The Fund reserves the right to reject any request to purchase Shares.

BY CHECK

To purchase Shares by check:

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  sign the Account Authorization and Acknowledgement Form;
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  complete and sign a checkwriting application; 1
  enclose a check made payable to Edward D. Jones & Co.; and
  send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.

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1 This form is available from your Edward D. Jones & Co. investment representative. It is optional but recommended.

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BY WIRE

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Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment representative before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

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THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

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You may purchase Retirement Shares only in retirement accounts (such as qualified plans and IRAs). You may also purchase Investment Shares in a retirement account, however, you must maintain a $2,500 average monthly account balance or a $3.00 fee will apply. Call your Edward D. Jones & Co. investment representative for information on retirement investments.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member.

How to Redeem and Exchange Shares

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You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment representative.

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BY TELEPHONE

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You may redeem or exchange Shares by calling your Edward D. Jones & Co. investment representative.

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If you call before 2:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time), your redemption will be mailed to you the following business day. You will receive that day's dividend.

BY MAIL

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You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment representative for specific instructions before redeeming by letter.

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Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account regi stration into which you are exchanging.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a si gnature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Rese rve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's abil ity to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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DISTRIBUTIONS FROM RETIREMENT ACCOUNTS

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In the absence of your specific instructions, 10% of the value of your distribution from a retirement account with Edward Jones may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

You m ay exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  rece ive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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CHECKWRITING AND DEBIT CARD PRIVILEGE

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You may request checks and a debit card to redeem your Investment Shares. Your account will continue to receive the daily dividend declared on the Investment Shares being redeemed until the check or debit card transaction is presented for payment. You may not write checks or use the debit card to close an account. The checkwriting and debit card privilege may be discontinued at any time. For further information, including checkwriting and debit card requirements, contact your Edward D. Jones & Co. investment representative.

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ADDITIONAL CONDITIONS

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

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ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including dividends and capital gains paid. If you purchase Shares by wire, you begin earning dividends on the third business day after receipt of the wired funds by Edward Jones. If you purchase Shares by check, you begin earning dividends on the fourth business day after Edward Jones receives your check. In either case, you earn dividends through the day your redemption request is received.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the third business day after receipt of the wired funds by Edward Jones. If you purchase Shares by check, you begin earning dividends on the fourth business day after Edward Jones receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any month in Investment Shares. Otherwise, Edward Jones will charge you a $3.00 fee for that month. Some CFO accounts may not be subject to the average monthly account balance requirement. Retirement Share accounts may be subject to the policy in the future.

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TAX INFORMATION

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Edward Jones sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency, or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.

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PORTFOLIO HOLDINGS INFORMATION

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Complete listings of the Fund's portfolio holdings as of the end of its second and fourth fiscal quarters are contained in the Fund's Annual and Semi-Annual Reports to shareholders, which are filed with the SEC on Form N-CSR. Complete listings of the Fund's portfolio holdings as of the end of its first and third fiscal quarters are contained in the Reports on Form N-Q filed with the Securities and Exchange Commission (SEC). These reports are filed with the SEC within 60 days after the end of the fiscal quarter and may be accessed from the EDGAR Database on the SEC's website at www.sec.gov.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Passport Research, Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser is a limited partnership whose general partner is Federated Investment Management Company, a subsidiary of Federated, with a 50.5% interest.

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Federated Advisory Services Company (FASC) an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment representatives and institutions.

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The limited partner of the Adviser is Edward D. Jones & Co., L.P., with a 49.5% interest. The partners in the Adviser allocate the expenses and revenues of the partnership according to a mutually agreed-upon formula. Last year, the general partner received approximately 30% of the Adviser's revenues, while Edward Jones received approximately 70%. This allocation may vary depending upon total assets in the Fund or other factors. Edward Jones also provides shareholder services, administrative services, transfer agent services, and marketing services to the Fund and the 548,814 accounts (Investment Class) and 1,646,005 accounts (Retirement Class) that its clients maintain in the Fund. During the Fund's last fiscal year, Edward Jones received approximately $72.5 million in total (approximately 78.5% of total Fund expenses) for its services. Edward Jones would have received $65.53 in total fees and payments with respect to a shareholder maintaining an investment of $10,000 in Investment Shares or $98.73 with respect to a shareholder maintaining an investment of $10,000 in Retirement Shares during that year.

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ADDITIONAL PAYMENTS TO EDWARD JONES

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The Distributor may make payments out of its own resources (including items of material value) to Edward Jones to support the sale of Shares or provide services to the Fund or other Funds distributed by the Distributor and their respective shareholders. The amounts of these payments could be significant, and may create an incentive for Edward Jones or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor. Such payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below.

Average Daily Net Assets	Advisory Fee as Percentage of Average Daily Net Assets
First $500 million	0.500%
Second $500 million	0.475%
Third $500 million	0.450%
Fourth $500 million	0.425%
Over $2 billion	0.400%

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Legal Proceedings

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FEDERATED

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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EDWARD JONES & CO.

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In the normal course of business, Edward Jones is named, from time to time, as a defendant in various legal actions, including arbitrations, class actions, and other litigation. Certain of these legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. Edward Jones is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, certain of which may result in adverse judgments, fines, or penalties. Recently, the number of legal actions and investigations has increased with a focus on mutual fund issues among many firms in the financial services industry, including Edward Jones.

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On December 20, 2004, the California Attorney General filed: People of the State of California vs. Edward D. Jones & Co., L.P. in the Superior Court for Sacramento, California. The California Attorney General alleges that Edward Jones violated Sections 25401 and 2516(a) of the California Corporations Code by failing to adequately disclose to California resident customers purchasing mutual fund shares, Edward Jones' revenue sharing arrangements. The Complaint seeks unspecified damages, attorney's fees, injunctive relief and a civil monetary penalty of $25,000 for each alleged violation of the Corporations Code. Edward Jones removed the case to federal court and filed a motion to dismiss. The California Attorney General has filed a motion to have the case remanded back to state court. No hearing has yet occurred on any of the pending motions.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception as applicable. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.003		0.010	0.027	0.055
Less Distributions:
Distributions from net investment income	(0.008)		(0.003)		(0.010)	(0.027)	(0.055)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [1]	0.77%		0.30%		0.97%	2.75%	5.62%

Ratios to Average Net Assets:
Expenses	0.83%		0.86%		0.84%	0.83%	0.91%
Net investment income	0.76%		0.30%		0.96%	2.75%	5.47%
Expense waiver/reimbursement [2]	0.00	% [3]	0.00	% [3]	--	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$7,770,049		$8,134,397		$9,090,066	$9,722,644	$11,019,037

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

3 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2005, which can be obtained free of charge.

Financial Highlights - Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended February 28 or 29,			Period Ended
	2005	2004	2003	2/28/2002	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.001	0.005	0.014
Less Distributions:
Distributions from net investment income	(0.004)	(0.001)	(0.005)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.41%	0.08%	0.50%	1.41%

Ratios to Average Net Assets:
Expenses	1.19%	1.08%	1.30%	1.30	% [3]
Net investment income	0.40%	0.08%	0.49%	1.78	% [3]
Expense waiver/reimbursement [4]	0.11%	0.12%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$2,179,354	$2,254,070	$2,235,185	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated April 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment representative or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Investment Company Act File No. 811-2993

Cusip 48019P102
Cusip 48019P201

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8032801A (4/ 05)

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EdwardJones

EDWARD JONES MONEY MARKET FUND
STATEMENT OF ADDITIONAL INFORMATION

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APRIL 30, 2005

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INVESTMENT SHARES
RETIREMENT SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Edward Jones Money Market Fund (Fund), dated
April 30, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by contacting your Edward Jones investment representative.

CONTENTS
How is the Fund Organized?..............................
Securities in Which the Fund Invests....................
What Do Shares Cost?....................................
How is the Fund Sold?...................................
Subaccounting Services..................................
Redemption in Kind......................................
Massachusetts Partnership Law...........................
Account and Share Information...........................
Tax Information.........................................
Who Manages and Provides Services to the Fund?..........
How Does the Fund Measure Performance?..................
Who is Federated Investors, Inc.?.......................
Financial Information...................................
Investment Ratings......................................
Addresses...............................................
Appendix................................................

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HOW IS THE FUND ORGANIZED?

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The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1980.
The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Investment Shares and Retirement Shares (Shares). This SAI relates to both classes of Shares.  The Fund's investment adviser is Passport Research, Ltd.
(Adviser).  The Adviser is a limited partnership, jointly owned by Edward Jones and a subsidiary of Federated Investors, Inc.
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SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

  The Fund is permitted to invest in any high quality money market instrument. As a matter of investment policy, however, the Fund presently limits its investments to the U.S. government securities and government agency securities described in the prospectus and repurchase agreements collateralized by U.S. government securities.
The purpose of this policy is to minimize any credit risk associated with the Fund's investments. This policy may be changed at the discretion of the Board.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

  In addition to the U.S. government securities and government agency securities described in the prospectus, and subject to its present policy described above, the following describes types of fixed income securities in which the Fund may invest:

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months.
Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages.
Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.
Asset backed securities have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risk of a zero coupon security.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Callable Securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders.
Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The
Fund considers an issuer to be based outside the United States if:
o     it is organized under the laws of, or has a principal office located in another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50%
   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.  The foreign securities in which the Fund invests are primarily denominated in U.S. dollars.

SPECIAL TRANSACTIONS
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Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors,
Inc. (Federated) administers the program according to procedures approved by the
Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses.
Therefore, any such investment by the Fund may be subject to duplicate expenses.
However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
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INVESTMENT RATINGS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+,
A-1 or A-2 by Standard & Poor's (S&P), Prime-1 or Prime-2 by Moody's
Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch Ratings (Fitch) are all
considered rated in one of the  two highest short-term rating categories. The Fund will follow applicable  regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory  Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as S&P and Moody's. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk.
Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
Fund's risk of loss and potential for gain.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities and asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
  Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government obligations"), instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation
(FDIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances; these instruments are not necessarily guaranteed by the FDIC), repurchase agreements (an instrument where the seller agrees to repurchase the instrument at the time of sale at a mutually agreed upon time and price), and prime commercial paper including variable amount demand master notes.
  The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC. To the extent the Fund purchases Eurodollar certificates of deposit issued by foreign branches of domestic U.S. banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations and the possible impact of interruptions in the flow of international currency transactions.
  Commercial paper investments will be limited to commercial paper rated A-1 or A-2 by S&P, Prime -1 or Prime -2 by Moody's or F-1 or F-2 by Fitch. In the case where commercial paper has received different ratings from different services, such commercial paper is an acceptable investment so long as at least one rating was a high quality rating and provided the Board or its designee determines that such investment presents minimal credit risks.
  The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the
Fund may invest.
  The Fund may also purchase U.S. Government obligations on a when-issued or delayed delivery basis. Although the money market instruments purchased by the Fund represent unconditional promises to repay the entire investment proceeds at maturity, this in itself does not suggest that the shares of the Fund are themselves guaranteed. The investment policies outlined above permit investment in a wide variety of money market instruments and it is anticipated that investment emphasis will shift within available categories of instruments depending on the current condition of the money market.
  The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.
  The investment objective and policies may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Selling Short and Buying on Margin
The Fund will not purchase any money market instruments on margin or sell any money market instruments short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.
  Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10%
of the value of total assets at the time of the borrowing.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

Lending Cash or Securities
The Fund will not lend any of its assets (except that it may purchase or hold money market instruments, to include repurchase agreements and variable amount demand master notes, permitted by the investment objective and policies).

Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund.

Concentration of Investments
The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.
  However, investing in bank instruments such as time and demand deposits and certificates of deposit, U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

Investing in Commodities or Real Estate
The Fund will not invest in commodities, commodity contracts or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Acquiring Securities
The Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law.
The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Board. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.
  For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

TRADING IN FOREIGN SECURITIES


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?


The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis exclusively through Edward
Jones & Co. ("Edward Jones") to its customers.  The Fund is sold largely as a
"sweep" investment for otherwise uninvested cash in customers' brokerage accounts.
Edward Jones takes the primary responsibility for marketing Shares to its customers.
The expense of this marketing effort is provided from Edward Jones's own resources, including its partnership share of the Adviser's revenues and the fees it receives for administrative services performed for the Fund.


ADDITIONAL PAYMENTS TO EDWARD JONES
The Distributor may pay out of its own resources amounts (including items of material value) to Edward Jones In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor.  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, Edward Jones also may receive Service Fees.

You can ask your Edward Jones representative or consult the Edward Jones website
(www.edwardjones.com) for information about any payments Edward Jones receives from the Distributor or the Federated funds and any services provided.

From time to time, the Distributor, at its expense, may provide additional compensation to Edward Jones.  Such compensation may include financial assistance to
Edward Jones that enables the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other Edward Jones-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of Edward Jones and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with Edward Jones.
Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of April 1, 2005, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Shares.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code
(Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities.
Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the
Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of
December 31, 2004, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of April 1, 2005, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                           Aggregate     Compensation
      Address                                            Compensation   From Fund and
Positions Held with   Principal Occupation(s) for Past    From Fund    Federated Fund
        Fund           Five Years, Other Directorships      (past          Complex
 Date Service Began     Held and Previous Position(s)    fiscal year)  (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
January 1980          Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
November 1998         Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director     $7,799.24       $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund   ------------
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                           Aggregate     Compensation
      Address                                            Compensation   From Fund and
Positions Held with   Principal Occupation(s) for Past    From Fund    Federated Fund
        Fund           Five Years, Other Directorships      (past          Complex
 Date Service Began     Held and Previous Position(s)    fiscal year)  (past calendar
                                                                            year)

                      Principal Occupation: Director      $8,579.19       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $8,579.19       $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund   ------------
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Investment            Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 North Tamiami
Trail                 Previous Positions: President,
Suite 402             Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $8,579.19       $163,350
Nicholas P.           or Trustee of the Federated Fund   ------------
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
November 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director      $7,799.24       $148,500
John F. Cunningham    or Trustee of the Federated Fund   ------------
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
November 1998         business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $7,799.24       $148,500
Peter E. Madden       or Trustee of the Federated Fund   ------------
Birth Date: March     Complex.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $8,579.19       $163,350
Charles F.            or Trustee of the Federated Fund   ------------
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
November 1998         International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director     $9,359.11       $178,200
John E. Murray,       or Trustee of the Federated Fund   ------------
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $7,799.24       $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund   ------------
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
February  1984        Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $7,799.24       $148,500
John S. Walsh         or Trustee of the Federated Fund   ------------
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
November 1998         portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
--------------------------------------------------------------------------------------

------------------
Name
Birth Date
Address
Positions Held         Principal Occupation(s) and Previous Position(s)
with Fund
Date Service Began
                       Principal Occupations: Executive Vice President and Secretary of the Federated Fund
John W. McGonigle      Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, 1938       Previous Positions: Trustee, Federated Investment Management Company and Federated
EXECUTIVE VICE         Investment Counseling; Director, Federated Global Investment Management Corp.,
PRESIDENT AND          Federated Services Company and Federated Securities Corp.
SECRETARY
Began serving:
January 1980

                       Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Richard J. Thomas      Fund Complex; Senior Vice President, Federated Administrative Services.
Birth Date: June
17, 1954               Previous Positions: Vice President, Federated Administrative Services; held various
TREASURER              management positions within Funds Financial Services Division of Federated Investors,
Began serving:         Inc.
November 1998

                       Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Richard B. Fisher      Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated
Birth Date: May        Securities Corp.
17, 1923
VICE CHAIRMAN          Previous Positions: President and Director or Trustee of some of the Funds in the
Began serving:         Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
August 2002            Director and Chief Executive Officer, Federated Securities Corp.

Deborah A.             Principal Occupations:  Deborah A. Cunningham has been the Fund's Portfolio Manager
Cunningham             since 1994. Ms. Cunningham was named Chief Investment Officer of money market
Birth Date:            products in 2004. She joined Federated in 1981 and has been a Senior Portfolio
September 15, 1959     Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham
CHIEF INVESTMENT       is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert
OFFICER                Morris College.
Began serving:
May 2004

Mary Jo Ochson      -----------------------------------------------------------------------------------------
Birth Date:            Principal Occupations:  Ms. Ochson was named Chief Investment Officer of tax-exempt
September 12, 1953     fixed income products in 2004. She joined Federated in 1982 and has been a Senior
CHIEF INVESTMENT       Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996.  Ms.
OFFICER                Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the
Began serving:         University of Pittsburgh.
May 2004

                       Susan R. Hill has been the Fund's Portfolio Manager since 1997. She is Senior Vice
Susan R. Hill          President of the.  Ms. Hill joined Federated in 1990 and has been a Senior Portfolio
Birth Date: June       Manager since 1993 and a Senior Vice President of the Fund's Adviser since 2005. Ms.
20, 1963               Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994
VICE PRESIDENT         until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in
Began serving:         Industrial Administration from Carnegie Mellon University.
November 1998

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                           Meetings
Board     Committee                                                           Held
Committee Members             Committee Functions                          During
                                                                              Last
                                                                           Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,          Six
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The purposes of the Audit Committee are         Nine
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund independent
                              registered public accounting firm, acts
                              as a liaison between the independent
                              registered public accounting firm and the
                              Board and reviews the Fund internal audit
                              function.

Nominating                                                                    One
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent  Trustees,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund's Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Trustees,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent [Trustee/Director]," the
                              existence of material relationships which
                              may create the appearance of a lack of
                              independence, financial or accounting
                              knowledge and experience, and dedication
                              and willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------------
                                                                          Aggregate
                                                                    Dollar Range of
                                              Dollar Range of       Shares Owned in
Interested                                       Shares Owned             Federated
Board Member Name                                     in Fund             Family of
                                                                         Investment
                                                                          Companies
John F. Donahue                                          None         Over $100,000
J. Christopher Donahue                                   None         Over $100,000
Lawrence D. Ellis, M.D.                                  None         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                         None         Over $100,000
John T. Conroy, Jr.                                      None         Over $100,000
Nicholas P. Constantakis                                 None         Over $100,000
John F. Cunningham                                       None         Over $100,000
Peter E. Madden                                          None         Over $100,000
Charles F. Mansfield, Jr.                                None         Over $100,000
John E. Murray, Jr., J.D., S.J.D.                        None         Over $100,000
Marjorie P. Smuts                                        None         Over $100,000
John S. Walsh                                            None         Over $100,000
--------------------------------------------------------------------------------------

INVESTMENT ADVISER


The Adviser conducts investment research and makes investment decisions for the Fund.

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Passport Research, Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser is a limited partnership whose general partner is Federated Investment Management Company, a subsidiary of
Federated, with a 50.5% interest.

The limited partner is Edward D. Jones & Co., L.P., with a 49.5% interest. The partners in the Adviser allocate the expenses and revenues of the partnership according to a mutually agreed-upon formula.  Last year, the general partner received approximately 30% of the Adviser's revenues, while Edward Jones received approximately 70%.  This allocation may vary depending upon total assets in the Fund or other factors.  Edward Jones also provides shareholder services, administrative services, transfer agent services, and marketing services to the Fund and the 548,814 accounts (Investment Shares) and 1,646,005 accounts (Retirement Shares) that its clients maintain in the Fund.  During the Fund's last fiscal year, Edward Jones received approximately $72.5 million in total (approximately 78.5% of total Fund expenses) for its services. Edward Jones would have received $65.53 in total fees and payments with respect to a shareholder maintaining an investment of $10,000 in
Investment Shares or $98.73 with respect to a shareholder maintaining an investment of $10,000 in Retirement Shares during that year.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the
Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the
Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as
Shares of the Fund, they also contain significant safeguards designed to protect the
Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PORTFOLIO HOLDINGS INFORMATION

Complete listings of the Fund's portfolio holdings as of the end of its second and fourth fiscal quarters are contained in the Fund's Annual and Semiannual Reports to shareholders, which are filed with the SEC on Form N-CSR.  Complete listings of the
Fund's portfolio holdings as of the end of its first and third fiscal quarters are contained in the Reports on Form N-Q filed with the Securities and Exchange
Commission.  These reports are filed with the SEC within 60 days after the end of the fiscal quarter and may be accessed from the EDGAR Database on the SEC's website at
www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.
Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund.  The
President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the
Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.
Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.

ADMINISTRATOR

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                  Average Aggregate Daily
     Maximum Administrative Fee              Net Assets of the Federated Funds
             0.150 of 1%                          on the first $5 billion
             0.125 of 1%                           on the next $5 billion
             0.100 of 1%                          on the next $10 billion
             0.075 of 1%                         on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS has delegated certain fund administration responsibilities to Edward Jones.  As compensation for its services, FAS shares one-half of the administrative fee that FAS receives with Edward Jones.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Edward D. Jones & Co., L.P. maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

--------------------------      ----------------------        -------------------     --------------------
For the Year Ended                       2005                        2004                     2003
February 28 or 29
Advisory Fee Earned                  $41,026,281                  $44,944,118             $46,822,070
Advisory Fee Reduction                    $0                          $0                       $0
Advisory Fee Reimbursement                $0                          $0                       $0
Brokerage Commissions                     $0                          $0                       $0
Administrative Fee                    $7,577,382                  $8,249,679               $8,567,549
Shareholder Services Fee:
 Investment Shares                   $19,400,204                      --                       --
  Retirement Shares                   $5,459,971                      --                       --
-----------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
February 28, 2005.

Yield and Effective Yield are given for the 7-day period ended February 28, 2005.

                           7-Day Period            1 Year          5 Years         10 Years
Investment Shares:
Total Return
  Before Taxes                  N/A                0.77%            2.06%            3.38%
Yield                          1.74%                N/A              N/A              N/A
Effective Yield                1.76%                N/A              N/A              N/A

--------------------------------------------------------------------------------------
                                                                     Start of
                                                                  Performance on
                          7-Day Period           1 Year              5/21/2001
Retirement Shares
Total Return
  Before Taxes                 N/A                0.41%                0.64%
Yield                         1.27                 N/A                  N/A
Effective Yield               1.27%                N/A                  N/A
--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment representatives and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments" category in advertising and sales literature.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly.  iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?


Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately
$26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately
$3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA for Global Equity; Robert J.
Ostrowski, CFA for Taxable Fixed Income; Mary Jo Ochson, CFA for Tax Free Fixed
Income; and Deborah A. Cunningham, CFA for Money Market Funds.



FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended February 28, 2005,are incorporated herein by reference to the Annual Report to Shareholders of  Edward
Jones Money Market Fund dated February 28, 2005.

ADDRESSES

EDWARD JONES MONEY MARKET FUND

Investment Shares
Retirement Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Passport Research, Ltd.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Edward D. Jones & Co., L.P.
201 Progress Parkway
Maryland Heights. MO 63043

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Edward D Jones & Co., L.P.
Bloomberg
Factset
Institutional Shareholder Services, Inc.

RATINGS AGENCIES
Standard & Poor's
Standard & Poor's Fund Services

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc
Morningstar
NASDAQ
Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute


PART C.    OTHER INFORMATION.

Item 22.    Exhibits:
            --------

                     (a)      Conformed copy of the Declaration of Trust, as
                              amended; (15)
                        (i)   Conformed copy of the Restatement and Amendment
                              No. 4 to the Declaration of Trust, dated April 2, 1999; (19)
                        (ii)  Conformed copy of Amendment No. 5 to the Amended
                              and Restated Declaration of Trust, dated May 17, 2000; (19)
                        (iii) Conformed copy of Amendment No. 6 to the Amended
                              and Restated Declaration of Trust, dated
                              November 15, 2000; (19)
                        (iv)  Conformed copy of Amendment No. 7 to the
                              Amended and Restated Declaration of trust Dated
                              April 5, 2001 (+)
                     (b)(i)   Copy of By-Laws of the Registrant as amended and
                              restated; (15)
                        (ii)  Copy of Amendment No. 3 to the By-Laws; (17)
                        (iii) Copy of Amendment No. 4 to the By-Laws; (18)
                        (iv)  Copy of Amendment No. 5 to the By-Laws; (18)
                        (v)   Copy of Amendment No. 6 to the By-Laws; (18)
                        (vi)  Copy of Amendment No. 7 to the By-Laws; (18)
                        (vii) Copy of Amended and Restated By-Laws, effective
                              April 2, 1999; (19)
                        (viii)Copy of Amendment No. 1 to By-Laws, (effective
                              August 23, 2003); (21)
                        (ix)  Copy of Amendment No. 2 to the By-Laws; (22)
                        (x)   Copy of Amendment No. 23 to the By Laws; (+)
                     (c)      Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (15)
                              Conformed copy of the Investment Advisory
                              Contract of the Registrant; (11)
                     (d)(i)   Conformed copy of Amendment to Investment
                              Advisory Contract Between Edward Jones Money
                              Market Fund and Passport Research, LTD. (20)
                     (e)(i)   Conformed copy of Distributor's Contract; (11)
                        (ii)  Copy of the Selling Group Agreement; (15)
                        (iii) Conformed copy of Amended Distributor's Contract; (20)
                        (iv)  Conformed copy of Amendment to Distributor's Contract (October 1, 2003); (22)
                     (f)Not applicable;
                     (g)(i)   Conformed copy of the revised Custodian
                              Agreement of the Registrant; (15)
                        (ii)  Conformed copy of Domestic Custody Fee Schedule;
                              (17)
                     (h)(i)   Conformed copy of Agreement for Fund Accounting
                              Services, Administrative Services, Transfer
                              Agency Services and Custody Services
                              Procurement; (17)
                        (ii)  The Registrant hereby incorporates the conformed
                              copy of the Second Amended and Restated Services
                              Agreement from Item (h)(v) of the Investment
                              Series Funds, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on January
                              23, 2002. (File Nos. 33-48847 and 811-07021).
                        (iii) Conformed copy of Amended and Restated
                              Shareholder Services Agreement; (17)
                        (iv)  Conformed copy of Second Amended and Restated
                              Shareholder Services Agreement; (20)
                        (iv)  Conformed copy of Shareholder Services
                              Sub-Contract; (15)
                        (v)   Conformed Copy of Agreement for Transfer Agency
                              Services; (21)
                        (vi)  Conformed copy of Amendment to Agreement for
                              Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement; (21)
                        (vii) The Registrant hereby incorporates by reference the conformed copy of the
                              Financial Administration and Accounting Services
                              Agreement from Item 23(h)(v) of the Federated
                              Limited Duration Government Fund, Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on April 26, 2004 (File Nos.
                              33-41004 and 811-6307)
                     (viii)   The Registrant hereby incorporates by reference the conformed copy of the
                              Agreement for Administrative Services from Item
                              23(h)(ix) of the Federated Index Trust
                              Registration Statement on Form N-1A, filed with
                              the Commission on December 30, 2003 (File Nos.
                              33-33852 and 811-6061)
                     (ix)     Conformed copy of Amendment to Agreement for Transfer Agency Services; +
                     (i)      Conformed copy of Opinion and Consent of Counsel
                              as to Legality of Shares being registered; (15)
                     (j)      Conformed copy of Consent of Independent
                              Auditors; +
                     (k)      Not applicable;
                     (l)      Conformed copy of Initial Capital Understanding;
                              (15)
                     (m)      Not applicable;
                     (n)      The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              the Federated GNMA Trust Registration Statement
                              on Form N-1A, filed with the Commission on March
                              29, 2004. (File Nos. 2-75670 and 811-3375);
                     (o)(i)   Conformed copy of Power of Attorney of the
                              Registrant; (19)
                        (ii)  Conformed copy of Power of Attorney of William
                              D. Dawson, III, Chief Investment Officer of the
                              Registrant; (19)
                        (iii) Conformed copy of Power of Attorney of J.
                              Christopher Donahue, President and Trustee and
                              Richard B. Fisher, Vice Chairman of the
                              Registrant; (21)
                     (p)      The Registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons
                              from Item 23(p) of the Federated Institutional
                              Trust Registration Statement on Form N-1A filed
                              with the Commission on September 30, 2003. (File
                              Nos. 33-54445 and 811-7193).

+     All exhibits have been filed electronically.

11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed February 20, 1990.  (File
      Nos. 2-66437 and 811-2993).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993).
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed April 28, 1998. (File Nos. 2-66437 and 811-2993).
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 35 on Form N-1A filed February 26, 1999. (File Nos.
      2-66437 and 811-2993).
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 35 on Form N-1A filed April 6, 2002. (File Nos. 2-66437 and 811-2993).
20.   Response is incorporated by referenced to Registrant's Post-Effective Amendment
      No. 40 on Form N-1A filed April 26, 2002. (File Nos. 2-66437 and
      811-2993).
21.   Response is incorporated by referenced to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed May 1, 2003. (File Nos. 2-66437 and
      811-2993).
22.   Response is incorporated by referenced to Registrant's Post-Effective
      Amendment No. 42 on Form N-1A filed April 29, 2005. (File Nos. 2-66437 and 811-2993).

Item 23.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 24.    Indemnification: (11)
            ---------------

Item 25.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the
            investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining
            Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and
            Mark D. Olson (a principal of the firm, Mark D. Olson & Company,
            L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
            Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone, Jr.
                                                Eamonn G. Folan
                                                Richard J. Gallo
                                                John T. Gentry
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Kathyrn P. Glass
                                                James Grant
                                                Chungwai Hsia
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Gene Neavin
                                                Bob Nolte
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

     The business  address of each of the Officers of the investment  adviser is
     Federated  Investors Tower, 1001 Liberty Avenue,  Pittsburgh,  Pennsylvania
     15222-3779.  These  individuals  are also  officers  of a  majority  of the investment  advisers to the  investment  companies  in the  Federated  Fund
     Complex described in Part B of this Registration Statement.

Item 26.    Principal Underwriters:

(a)  Federated  Securities  Corp. the  Distributor for shares of the Registrant, acts  as  principal  underwriter  for  the  following  open-end  investment companies, including the Registrant:

     Cash Trust Series,  Inc.; Cash Trust Series II;  Federated  Adjustable Rate
     Securities Fund;  Federated  American  Leaders Fund,  Inc.;  Federated Core
     Trust;  Federated Core Trust II, L.P.;  Federated  Equity Funds;  Federated
     Equity  Income  Fund,  Inc.;  Federated  Fixed  Income  Securities,   Inc.;
     Federated  GNMA  Trust;  Federated  Government  Income  Securities,   Inc.;
     Federated  High  Income Bond Fund,  Inc.;  Federated  High Yield  Municipal
     Income Fund; Federated High Yield Trust; Federated Income Securities Trust;
     Federated  Income Trust;  Federated  Index Trust;  Federated  Institutional
     Trust;  Federated Insurance Series;  Federated  International Series, Inc.;
     Federated   Investment  Series  Funds,  Inc.;  Federated  Limited  Duration
     Government Fund, Inc.; Federated Managed Allocation  Portfolios;  Federated
     Municipal High Yield Advantage Fund, Inc.;  Federated Municipal  Securities
     Fund, Inc.; Federated Municipal Securities Income Trust;  Federated Premier
     Intermediate  Municipal  Income Fund;  Federated  Premier  Municipal Income
     Fund; Federated Short-Term Municipal Trust;  Federated Stock and Bond Fund,
     Inc.;  Federated Stock Trust;  Federated Total Return Government Bond Fund;
     Federated Total Return Series,  Inc.;  Federated U.S. Government Bond Fund;
     Federated  U.S.  Government  Securities  Fund:  1-3 Years;  Federated  U.S.
     Government  Securities Fund: 2-5 Years;  Federated World Investment Series,
     Inc.;  Intermediate  Municipal Trust; Edward Jones Money Market Fund; Money
     Market Obligations Trust; Regions Morgan Keegan Select Funds and SouthTrust
     Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       [Insert Title(s)]

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Colin B. Starks
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

         (c)     Not applicable

Item 27.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section
            31(a) of the Investment Company Act of 1940 and Rules 31a-1
            through 31a-3 promulgated thereunder are maintained at one of the following locations:

        Edward Jones Money Market           Reed Smith
        Fund                                Investment Management Group (IMG)
                                            Federated Investors Tower
                                            12th Floor
                                            1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779

                                            Federated Investors Funds 5800
                                            Corporate Drive
                                            Pittsburgh, Pennsylvania
                                            15237-7000

        State Street Bank and Trust         P.O. Box 8600
        Company ("Custodian, Transfer Agent Boston, Massachusetts
        and Dividend Disbursing Agent")     02266-8600

        Federated Shareholder Services Company
        ("Transfer Agent and                Edward D. Jones & Co., L.P.
        Dividend Disbursing Agent")         201 Progress Parkway
                                            Maryland Heights, MO
                                            63043

        Federated Services Company          Federated Investors
        ("Administrator")                   Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania
                                            15222-3779

        Passport Research, Ltd.             Federated Investors Tower
        ("Adviser")                         1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania
                                            15222-3779

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant,  EDWARD JONES MONEY MARKET FUND,
certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement  to  be  signed  on  its  behalf  by  the  undersigned,  thereto  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
29th day of April, 2005.

                         EDWARD JONES MONEY MARKET FUND

                  BY: /s/ Nelson W. Winter
                  Nelson W. Winter, Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                         DATE
    ----                      -----                         ----

By: /s/ Nelson W. Winter    Attorney In Fact              April 29, 2005
    Nelson W. Winter        For the Persons
    ASSISTANT SECRETARY     Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee

Richard B. Fisher*                Vice Chairman

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

*  By Power of Attorney